T. ROWE PRICE Global Technology Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 92.7%
FINANCIAL SERVICES 3.0%
Other Financial Services 0.2%
NU Holdings, Class A (1) 1,940,300 8,537
8,537
Payments 2.8%
Adyen (EUR) (1) 56,543 70,518
One97 Communications, Acquisition Date: 12/3/19, Cost $6,129
(INR) (1)(2) 240,730 1,795
Stripe, Class B, Acquisition Date: 5/18/21, Cost $5,832 (1)(2)(3) 145,338 3,349
Wise, Class A (GBP) (1) 3,067,542 22,388
98,050
Total Financial Services 106,587
HARDWARE 0.9%
Consumer Electronics 0.1%
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $9,250 (1)(2)
(3) 2,456,552 1,621
1,621
Enterprise Hardware 0.8%
Keyence (JPY)  81,200 26,842
26,842
Total Hardware 28,463
INDUSTRIALS 7.0%
Automobile Manufacturers 7.0%
Tesla (1) 930,300 246,762
Total Industrials 246,762
INTERNET 12.1%
China Internet Media/Advertising 0.8%
Tencent Holdings (HKD)  831,500 28,085
28,085
Rest of World Internet Media/Advertising 1.7%
Sea, ADR (1) 1,033,237 57,913
57,913
Rest of World Internet Retail 0.7%
MercadoLibre (1) 31,045 25,698
25,698
U.S. Internet Retail 5.1%
Amazon.com (1) 1,576,520 178,147
178,147
T. ROWE PRICE Global Technology Fund

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
U.S. Internet Services 3.8%
Canva, Acquisition Date: 11/24/20 - 12/22/21, Cost $85,406 (1)
(2)(3) 58,704 56,060
DoorDash, Class A (1) 1,508,500 74,595
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $3,550 (1)(2)(3) 76,623 3,715
Maplebear DBA Instacart, Acquisition Date: 8/7/20, Cost $186 (1)
(2)(3) 4,003 194
134,564
Total Internet 424,407
MEDIA & ENTERTAINMENT 7.1%
Direct-to-Consumer Subscription Services 1.8%
Netflix (1) 246,800 58,107
Patreon, Class B, Acquisition Date: 8/19/21 - 10/14/21,
Cost $8,991 (1)(2)(3) 160,478 4,562
62,669
Video Gaming 5.3%
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $37,575 (1)(2)(3) 58,355 48,433
ROBLOX, Class A (1) 3,854,566 138,148
186,581
Total Media & Entertainment 249,250
REAL ESTATE 0.8%
Real Estate 0.8%
KE Holdings, ADR (1) 1,102,700 19,319
Opendoor Technologies (1) 2,396,007 7,452
Total Real Estate 26,771
SEMICONDUCTORS 12.5%
Foundry 5.4%
Taiwan Semiconductor Manufacturing (TWD)  14,311,000 189,698
189,698
Processors 3.7%
NVIDIA  1,069,282 129,800
129,800
Semiconductor Capital Equipment 3.4%
ASML Holding (EUR)  288,990 119,723
119,723
Total Semiconductors 439,221
SOFTWARE 49.3%
Back-Office Applications Software 6.3%
Bill.com Holdings (1) 563,067 74,533

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
Gusto, Acquisition Date: 10/4/21, Cost $4,568 (1)(2)(3) 158,669 2,988
Intuit  126,313 48,924
Paylocity Holding (1) 392,300 94,772
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $87 (1)(2)(3) 86,778 82
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $12 (1)(2)(3) 12,397 12
221,311
Collaboration and Productivity Software 14.1%
Atlassian, Class A (1) 1,344,701 283,181
ServiceNow (1) 565,661 213,599
496,780
Design Software 3.6%
Glodon, Class A (CNH)  5,826,094 37,357
Synopsys (1) 285,078 87,094
124,451
Front-Office Applications Software 8.9%
Braze, Class A (1) 155,605 5,420
Five9 (1) 799,166 59,921
HubSpot (1) 660,711 178,471
Salesforce (1) 486,400 69,964
313,776
Industry-Specific Software 3.1%
ServiceTitan, Acquisition Date: 5/4/21, Cost $3,490 (1)(2)(3) 34,902 2,405
Shopify, Class A (1) 3,881,260 104,561
Themis Solutions, Acquisition Date: 4/14/21, Cost $3,205 (1)(2)(3) 142,720 2,897
109,863
Infrastructure and Developer Tool Software 10.9%
Confluent, Class A (1) 1,209,966 28,761
Databricks, Class A, Acquisition Date: 7/24/20 - 8/28/20,
Cost $7,954 (1)(2)(3) 496,860 27,473
HashiCorp, Class A (1) 723,420 23,287
Microsoft  211,700 49,305
MongoDB (1) 796,499 158,153
Snowflake, Class A (1) 572,400 97,285
384,264
Security Software 2.4%
Crowdstrike Holdings, Class A (1) 511,800 84,350
84,350
Total Software 1,734,795
Total Common Stocks (Cost $3,691,174) 3,256,256

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 5.6%
FINANCIAL SERVICES 0.5%
Other Financial Services 0.5%
Coalition, Series E, Acquisition Date: 9/7/21, Cost $14,577 (1)(2)
(3) 882,194 18,998
Total Financial Services 18,998
HEALTHCARE 0.1%
Healthcare Services 0.1%
Capsule, Series D, Acquisition Date: 4/7/21, Cost $6,068 (1)(2)(3) 418,702 5,167
Total Healthcare 5,167
INDUSTRIALS 0.4%
Transportation Technology Services 0.4%
Nuro, Series D, Acquisition Date: 10/29/21, Cost $4,552 (1)(2)(3) 218,364 4,552
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $7,375 (1)(2)(3) 85,888 7,878
Total Industrials 12,430
INTERNET 1.6%
China Internet Media/Advertising 1.0%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $9,606 (1)(2)
(3) 194,898 34,485
34,485
U.S. Internet Services 0.6%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $5,323 (1)(2)(3) 3,123 2,982
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $1,316 (1)(2)(3) 772 737
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $153 (1)(2)(3) 90 86
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $3 (1)(2)(3) 2 2
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $5,197 (1)(2)(3) 427,147 8,712
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $7,573 (1)(2)(3) 157,469 7,634
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $3,391 (1)(2)(3) 27,125 1,315
21,468
Total Internet 55,953
MEDIA & ENTERTAINMENT 0.3%
Direct-to-Consumer Subscription Services 0.3%
Patreon, Series D, Acquisition Date: 7/14/21 - 10/21/21,
Cost $23,806 (1)(2)(3) 425,114 12,086
Total Media & Entertainment 12,086

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SOFTWARE 2.7%
Back-Office Applications Software 0.1%
Gusto, Series E, Acquisition Date: 7/13/21, Cost $6,225 (1)(2)(3) 204,816 3,857
3,857
Collaboration and Productivity Software 0.3%
Evernote, Series 4, Acquisition Date: 5/2/12, Cost $1,338 (1)(2)(3) 111,219 632
Evernote, Series 5, Acquisition Date: 11/8/13, Cost $866 (1)(2)(3) 66,613 404
Formagrid, Series F, Acquisition Date: 12/8/21, Cost $19,390 (1)
(2)(3) 103,534 10,893
11,929
Industry-Specific Software 0.4%
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $5,223 (1)
(2)(3) 48,666 3,353
ServiceTitan, Series G, Acquisition Date: 6/28/21, Cost $377 (1)
(2)(3) 3,171 218
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $721 (1)(2)(3) 32,120 652
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $72 (1)(2)(3) 3,190 65
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $78 (1)(2)(3) 3,490 71
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $9,129 (1)(2)(3) 406,590 8,254
12,613
Infrastructure and Developer Tool Software 1.9%
Databricks, Series F, Acquisition Date: 10/22/19, Cost $11,114 (1)
(2)(3) 776,355 42,927
Databricks, Series G, Acquisition Date: 2/1/21, Cost $4,246 (1)(2)
(3) 71,817 3,971
Databricks, Series H, Acquisition Date: 8/31/21, Cost $12,844 (1)
(2)(3) 174,786 9,664
DataRobot, Series F, Acquisition Date: 10/27/20, Cost $15,838 (1)
(2)(3) 1,205,132 6,327
DataRobot, Series G, Acquisition Date: 6/11/21, Cost $12,075 (1)
(2)(3) 441,318 2,317
65,206
Total Software 93,605
Total Convertible Preferred Stocks (Cost $188,476) 198,239

T. ROWE PRICE Global Technology Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 2.4%
Money Market Funds 2.4%
T. Rowe Price Treasury Reserve Fund, 3.06% (4)(5) 83,622,437 83,622
Total Short-Term Investments (Cost $83,622) 83,622
Total Investments in Securities 100.7%
(Cost $3,963,272) $ 3,538,117
Other Assets Less Liabilities (0.7)% (25,247)
Net Assets 100.0% $ 3,512,870
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$353,825 and represents 10.1% of net assets.
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
TWD Taiwan Dollar

T. ROWE PRICE Global Technology Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 3.06% $ —# $ — $ 439+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Treasury Reserve
Fund, 3.06% $ 156,407  ¤  ¤ $ 83,622^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $439 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $83,622.

T. ROWE PRICE Global Technology Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Technology Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Global Technology Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Global Technology Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 2,606,059 $ 496,406 $ 153,791 $ 3,256,256
Convertible Preferred Stocks — — 198,239 198,239
Short-Term Investments 83,622 — — 83,622
Total $ 2,689,681 $ 496,406 $ 352,030 $ 3,538,117

T. ROWE PRICE Global Technology Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2022, totaled $(161,844,000) for the period ended September 30, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 235,376 $ (81,585) $ 153,791
Convertible Preferred Stocks 278,498 (80,259) 198,239
Total $ 513,874 $ (161,844) $ 352,030
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 153,791 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
2% – 5% 5% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.8x
– 16.8x
9.6x Increase
Sales growth
rate
17%
– 75%
39% Increase

T. ROWE PRICE Global Technology Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
6.0x
– 23.2x
16.2x Increase
Gross profit
growth rate
20%
– 66%
58% Increase
Enterprise
value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase
Gross
merchandise
value growth
rate
18%
- 19%
18% Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 198,239 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# Increase
Probability
for potential
outcome
20%
- 40%
33% Increase
Enterprise
value to sales
multiple
1.1x
– 16.8x
10.2x Increase
Sales growth
rate
3% - 75% 71% Increase
Enterprise
value to gross
profit multiple
3.3x
– 23.2x
15.1x Increase
Gross profit
growth rate
3%
– 66%
61% Increase

T. ROWE PRICE Global Technology Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the
Valuation Designee.
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
8.3x 8.3x Increase
Enterprise
Value to gross
merchandise
value multiple
0.3x
– 0.4x
0.3x Increase
Gross
merchandise
value growth
rate
18%
- 19%
18% Increase
Discount rate
for cost of
capital
30% 30% Decrease
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Global Technology Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F132-054Q3 09/22